5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Acquisition Cost (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Mineral Property Interest, Morrison Claims	$ 0	$ 0	$ 0